FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MXN ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Long-term Investments	$ 1,690			$ 1,247
Amounts Receivable	6,484			3,350
Accounts Payable And Accrued Liabilities	$ 12,174			$ 10,292
MXN [Member]
Statement [Line Items]
Cash		$ 26,916			$ 13,989
Due from related parties		5,009			2,287
Long-term Investments		0			0
Reclamation Bonds		0			0
Amounts Receivable		6,212			3,599
Accounts Payable And Accrued Liabilities		(78,099)			(65,989)
Due To Related Parties		0			0
Finance Lease Obligations		(6,036)			(2,031)
Net Exposure		(45,998)			(48,145)
Us Dollar Equivalent		$ (2,443)			$ (2,349)
CDN [Member]
Statement [Line Items]
Cash			$ 730			$ 396
Due from related parties			0			0
Long-term Investments			2,305			1,742
Reclamation Bonds			6			6
Amounts Receivable			100			24
Accounts Payable And Accrued Liabilities			(397)			(46)
Due To Related Parties			(136)			(136)
Finance Lease Obligations			(485)			(549)
Net Exposure			2,123			1,437
Us Dollar Equivalent			$ 1,557			$ 998